Income tax - Reconciliation of income tax charge and the profit (loss) before tax (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Income tax disclosure [line items]
Profit/(loss) before tax	$ 4,000,000	$ 10,000,000	$ (71,000,000)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	1,000,000	2,000,000	(18,000,000)
Tax losses for which no deferred income tax asset was recognized	2,000,000	14,000,000	25,000,000
Remeasurement of deferred taxes	3,000,000
Adjustment in respect of prior years	(5,000,000)	(2,000,000)	(25,000,000)
Income subject to state and other local income taxes	1,000,000	5,000,000	6,000,000
Income taxed at rates other than standard tax rates	(9,000,000)	(10,000,000)	(13,000,000)
Non-deductible & other items		4,000,000	4,000,000
Income tax (credit) / charge	(7,000,000)	13,000,000	(21,000,000)
Adjustment in respect of prior years	$ (1,000,000)	(5,000,000)	(28,000,000)
LUXEMBOURG
Income tax disclosure [line items]
Tax rate	23.87%			24.94%
Exceptional items.
Income tax disclosure [line items]
Income tax (credit) / charge	$ (22,000,000)	$ 8,000,000	$ (14,000,000)